INVESTMENTS MEASURED USING THE NET ASSET VALUE PER SHARE PRACTICAL EXPEDIENT (Details) - EBP 334 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 648,671,714	$ 563,459,929
Contractual interest termination period	12 months
NAV | Collective trusts - Stable Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 5,297,012	6,037,911
Unfunded Commitments	0	0
NAV | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	368,015,386	241,482,485
Unfunded Commitments	$ 0	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
NAV | EBP, Common Collective Trust, Stable Value
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Frequency	1 day
Redemption Notice Period	1 day